Tax on Profit/(Loss) for the Year and Deferred Tax - Summary of Tax on Profit/Loss and Deferred Tax (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Tax on profit/(loss) for the year:
Current tax (expense)/income	€ (12,556)	€ (3,289)	€ (5,377)
Current tax, adjustments to prior years	513	(126)	3,904
Deferred tax, movement for the year	(3,410)	(2,035)	(1,044)
Deferred tax, adjustments to prior years	70	607	(4,786)
Current tax expense (income) and adjustments for current tax of prior periods	(15,383)	(4,843)	(7,303)
Tax for the year can be explained as follows:
Profit/(loss) before tax	(212,651)	(373,241)	(474,144)
Tax at the Danish corporation tax rate of 22%	46,783	82,113	104,312
Tax effect of:
Non-deductible costs	29,358	(9,740)	(8,494)
Additional tax deductions	37,715	3,161	9,077
Impact from associates	3,588	(4,413)	(4,047)
Prior year adjustments	583	481	(1,294)
Other effects including effect of different tax rates	(2,121)	182	(882)
Deferred tax assets, not recognized	(131,289)	(76,627)	(105,975)
Tax on profit/(loss) for the year	€ (15,383)	€ (4,843)	€ (7,303)
Effective tax rate	7.23%	1.30%	1.54%
Development in deferred tax assets/(liabilities) :
January 1,	€ (7,258)	€ (5,830)
Deferred income tax (expense)/income, through profit or loss	(3,340)	(1,428)	€ (5,830)
Foreign exchange translation	975
December 31,	(9,623)	(7,258)	(5,830)
Classified in the statement of financial position :
Deferred tax liabilities	(9,623)	(7,258)
Net deferred tax liability (asset)	(9,623)	(7,258)	(5,830)
Tax deductible losses	430,011	434,997	521,697
Other temporary differences, assets	291,759	164,479	16,256
Deferred tax assets, not recognized	(721,631)	(599,476)	(537,953)
Other temporary differences, liabilities	(9,762)	(7,258)	(5,830)
Total deferred tax assets/(liabilities) at December 31	€ (9,623)	€ (7,258)	€ (5,830)